SCHEDULE OF NUMBER OF SECURITIES WITH UNREALIZED LOSSES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total	$ 39	$ 2
US Treasury Securities [Member]
Total
Collateralized Mortgage-Backed Securities [Member]
Total	19
Municipal [Member]
Total	1	2
Agency Note [Member]
Total
Agency Guaranteed Student Loan Bonds [Member]
Total	$ 19